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www.dechert.com

JOHN M. THORNTON

john.thornton@dechert.com
+1 202 261 3377 Direct
+1 202 261 3077 Fax
June 21, 2012
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 328
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 328 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This filing is being made in connection with the launch of Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”), a new series of the Registrant. Previously, the Registrant made an initial filing pursuant to Rule 485(a) on February 15, 2012, and delaying amendments were filed pursuant to Rule 485(b) on April 27, 2012 and May 24, 2012. This Post-Effective Amendment supersedes all prior filings made on behalf of the Fund and is being filed for the purpose of making certain changes to the Fund’s investment policies and strategies that could be deemed material.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.
Sincerely,
/s/ J. Matthew Thornton
J. Matthew Thornton